SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	2023	2022
Ten/Thirty Year Bonds	7,051,637	8,514,787
Other loans	3,028,038	2,664,830
Total Loans and Financing	10,079,675	11,179,617
Current	1,783,201	2,492,262
Non-current	8,296,474	8,687,355

Principal amount of loans and Financing	9,903,534	11,029,354
Interest accrued of loans and Financing	176,141	150,263
Total	10,079,675	11,179,617

Schedule of loans and financing by currency

	2023	2022
Brazilian Real (BRL)	2,667,065	1,273,180
U.S. Dollar (USD)	7,169,183	9,581,266
Other currencies	243,427	325,171
	10,079,675	11,179,617

Schedule of amortization of long term loans and financing

	2023	2022
2024	—	809,098
2025	1,156,718	410,840
2026	168,374	10,410
2027	2,001,442	2,236,582
2028 on	4,969,940	5,220,425
	8,296,474	8,687,355